Other Current Assets and Other Financial Assets - Additional Information (Detail) $ in Millions, $ in Millions	Jun. 30, 2019 MXN ($)		Jun. 30, 2019 USD ($)	[1],[2]	Dec. 31, 2018 MXN ($)
Disclosure of carrying amount and value in use of investments in associates and joint ventures [abstract]
Other current assets	$ 4,847				$ 4,298
Other current financial assets	$ 972	[1]	$ 51		$ 878

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospective method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3